10. Related-party balances and transactions	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
Related-party balances and transactions

(a)       Accounts receivable, interest on capital payable, revenue and expenses with GESP

	December 31, 2019	December 31, 2018
Accounts receivable
Current:
Sanitation services (i)	131,851	122,522
Allowance for losses (i)	(39,417)	(33,820)
Reimbursement for retirement and pension benefits paid (G0):
- monthly flow (payments) (ii) and (vi)	31,584	22,926
- GESP Agreement – 2015 (iv)	68,888	62,520

Total current	192,906	174,148

Noncurrent:
Agreement for the installment payment of sanitation services	10,883	17,045
Reimbursement for retirement and pension benefits paid (G0):
- GESP Agreement – 2015 (iv)	647,107	652,057

Total noncurrent	657,990	669,102

Total receivables from shareholders	850,896	843,250

Assets:
Sanitation services	103,317	105,747
Reimbursement of additional retirement and pension benefits (G0)	747,579	737,503

Total	850,896	843,250

Liabilities:
Interest on capital payable to related parties	401,963	338,407

	2019	2018	2017

Revenue from sanitation services	556,574	501,146	462,989
Payments received from related parties	(546,365)	(509,672)	(471,081)

Receipt of GESP reimbursement referring to Law 4,819/58	(152,112)	(173,516)	(192,889)

(i)	Sanitation services

The Company provides water supply and sewage services to the São Paulo State Government and other companies related to it in accordance with usual market terms and conditions, as considered by management, except for the settlement of credits which can be made according to items (iii) of this Note.

The Company recognized R$39,417 as of December 31, 2019 (R$33,820 as of December 31, 2018 and R$35,114 as of December 31, 2017) as allowance for losses in accordance of IFRS 9.

(ii)	Reimbursement of additional retirement and pension benefits paid

Refers to amounts of supplementary retirement and pension benefits provided for in State Law 4,819/58 ("Benefits") paid by the Company to former employees and pensioners, referred to as Go.

Under the Agreement referred on item (iii) GESP recognizes its liability from charges arising from the Benefits, provided that the payment criteria set forth by the State Department of Personnel (DDPE), based on legal guidance of the Legal Consultancy of the Department of Finance and of the State Attorney General's Office (PGE).

As discussed on item (vi), during the assessment of the debt due from GESP to the Company there were certain divergences in the calculation and eligibility criteria of the benefits paid by the Company on behalf of GESP.

See additional information about the Go plan in Note 20 (b) (iii).

In January 2004, the payments of supplement retirement and pension benefits were transferred to the Department of Finance and would be made in accordance with the calculation criteria determined by the PGE. As a result of a court decision, the responsibility for making the payments returned to SABESP, as originally established.

(iii)	GESP Agreement

On December 11, 2001, the Company, the São Paulo State Government (through the State Department of Finance Affairs, currently Department of Finance) and the Water and Electricity Department (DAEE), with the intermediation of the State Department of Sanitation and Energy (former Department of Water Resources, Sanitation and Construction Works), entered into the Obligations, Payment Commitment and Other Covenants Acknowledgement and Consolidation Agreement ("GESP Agreement") for the settlement of outstanding debts between GESP and the Company related to sanitation services and to the retirement benefits.

In view of the strategic importance of the Taiaçupeba, Jundiaí, Biritiba Mirim, Paraitinga and Ponte Nova reservoirs for ensuring and maintaining the Alto Tietê water volume, the Company agreed to receive them as partial repayment of the reimbursement related to the Benefits. The DAEE would transfer the reservoirs to the Company, replacing the amount owed by GESP. However, the São Paulo State Public Prosecution Office challenges the legal validity of this agreement, and its main argument is the lack of bidding and the absence of a specific legislative authorization for disposal of DAEE's assets. There is an unfavorable decision to SABESP not yet unappealable. See additional information in item (iv) below.

On March 22, 2004, the Company signed the first amendment to the GESP Agreement, settling the amounts due by the São Paulo State Government for water supply and sewage services provided, monetarily adjusted through February 2004; and formally authorizing the offset of amounts due by the São Paulo State Government with interest on capital declared by the Company and any other debt owed to the São Paulo State Government as of December 31, 2003, monetarily adjusted through February 2004; and defining the payment conditions of the remaining liabilities of the São Paulo State Government for the receipt of the water supply and sewage services.

On December 28, 2007, the Company and the São Paulo State Government, represented by the Department of Finance, signed the second amendment to the terms of the original GESP Agreement, agreeing upon the payment in installments of the remaining balance of the First Amendment. In December 2012 the last installment was paid.

On November 17, 2008, GESP, SABESP and DAEE signed the third amendment to the GESP Agreement, through which GESP recognized a debt balance payable to SABESP of R$915,251, monetarily adjusted until September 2008 in accordance with the fluctuation of the IPCA-IBGE, corresponding to the Undisputed Reimbursement, determined by FIPECAFI. SABESP accepted on a provisional basis the reservoirs as part of the payment of the Undisputed Reimbursement and offered to GESP a provisional settlement, recognizing a credit totaling R$696,283, corresponding to the value of the reservoirs in the Alto Tietê system.

The Company did not recognize the reimbursement receivable of R$696,283 related to the reservoirs, as it is not virtually certain that will be transferred by the State. In March 2015, Sabesp and GESP entered into an agreement to pay the amounts receivable, totaling R$696,283 (more information in item (iv) of this note).

In addition, the third amendment provides for the regularization of the monthly flow of benefits. While SABESP is liable for the monthly payment of benefits, the State shall reimburse SABESP based on the criteria identical to those applied when determining the Undisputed Reimbursement. Should there be no preventive court decision, the State will assume the flow of monthly payment of benefits portion deemed as undisputed.

(iv)	Agreement with the São Paulo State Government entered into in 2015

On March 18, 2015, the Company, the State of São Paulo and the Department of Water and Electricity (DAEE), and the Sanitation and Water Resources Department as the intervening party, entered into a Term of Agreement in the amount of R$1,012,310, of which R$696,283 refer to the principal of the Undisputed Amount mentioned in item (iii) and R$316,027 corresponding to the inflation adjustment of the principal until February 2015.

The Principal Amount will be paid in 180 installments, as follows:

•	The first 24 installments were settled by immediately transferring 2,221,000 preferred shares issued by Companhia de Transmissão de Energia Elétrica Paulista - CTEEP, totaling R$87,174, based on the share closing on March 17, 2015, which were sold on April 20, 2016; and

•	The amount of R$609,109, payable in 156 monthly installments, was adjusted by IPCA (Extended Consumer Price Index) until the initial payment date, on April 5, 2017. As of this date, installments are being adjusted by IPCA plus simple interest of 0.5% per month.

Considering the lawsuit which objects the possibility of transferring the reservoirs is pending final and unappealable court decision, the agreement also provides for the following situations:

•	If transfer is possible and the Reservoirs are effectively transferred to SABESP and registered at the notary’s office, SABESP will reimburse to the State the amounts paid in replacement of Reservoirs (Principal Amount) in 60 monthly installments adjusted by IPCA until the date of payment of each installment; and

•	If the transfer of Reservoirs is not possible, the State will pay to SABESP, in addition to the Principal Amount, the inflation adjustment credit of R$316,027 in 60 installments, starting these payments at the end of Principal Amount installment payment. The amount will be adjusted by IPCA to the start date of payments and, as of this date, IPCA will be incurred plus 0.5% simple interest rates/month over the amount of each installment.

As of December 31, 2019, the balance receivable totaled R$ 68,888 in current assets (R$ 62,520 as of December 31, 2018) and R$ 647,107 in noncurrent assets (R$ 652,057 December 31, 2018).

(v)	Disputed Amounts

As mentioned before, on November 17, 2008 the Company and the State signed the third amendment to the GESP Agreement, when the reimbursements called disputed and undisputed were quantified. The amendment established the efforts to calculate the so-called Disputed Reimbursement of the Benefits. Under the fourth clause of the amendment, the Disputed Reimbursement represents the difference between the Undisputable Reimbursement and the amount actually paid by the Company as pension benefits and pensioners set out in Law 4,819/58, for which, the Company understands, the State of São Paulo is originally liable, but paid by SABESP under a court order.

By entering into the third amendment, the State's Legal Representative (PGE) agreed to reassess the differences that gave rise to the Disputed Amount of benefits set out in Law 4,819/58. At the time, the expectation was based on the willingness of the PGE to reanalyze the issue and the implied right of the Company to the reimbursement, including based on opinions from outside legal advisors.

However, the latest opinions issued by the PGE and received on September 4 and 22, 2009 and January 4, 2010, refute the reimbursement of previously defined as Disputed Amount.

Even though the negotiations with the State are still in progress, it is not possible to assure that the Company will recover the disputed receivables without dispute.

As part of the actions intended to recover the receivables that management considers due by the State, related to discrepancies in the reimbursement of the pension benefits paid by the Company, SABESP: (i) on March 24, 2010, reported to the controlling shareholder the official letter approved by the executive committee, proposing that the matter be discussed at the São Paulo Stock Exchange (B3) Arbitration Chamber; (ii) in June 2010, presented to Department of Finance a proposal to solve the outstanding items, such proposal was not accepted; (iii) on November 9, 2010, filed a judicial action against the State of São Paulo pleading the entire reimbursement related to employee benefits set out in Law 4,819/58 to finalize the discussion between the Company and GESP. Despite the legal action, the expectation of which is a possible gain, the Company will persist to obtain an agreement with GESP since the management believes that it is the best course of action to the Company and to its shareholders than waiting until the end of the lawsuit.

As of December 31, 2019 and 2018, the disputed amounts between SABESP and GESP, corresponding to additional retirement and pension benefits paid (Law 4,819/1958), totaled R$ 1,195,217 and R$ 1,107,104, respectively. The Company recorded allowances for doubtful accounts for such amounts.

(vi)	Actuarial liability

The Company also recognized an actuarial liability corresponding to additional retirement and pension benefits paid to employees, retired employees and pensioners of Plan G0. As of December 31, 2019 and 2018, the amounts corresponding to the actuarial liability totaled R$ 3,046,255 and R$ 2,606,107, respectively. For more information on additional retirement and pension benefits, see Note 20 (b).

(b)       Use of reservoirs – EMAE

Empresa Metropolitana de Águas e Energia S.A. - EMAE planned to receive for the credit and obtain financial compensation for alleged past and future losses in electricity generation, due to water collection, and compensation for costs already incurred and to be incurred with the operation, maintenance and inspection of the Guarapiranga and Billings reservoirs used by SABESP in its operations.

On October 28, 2016, the Company entered into an agreement based on a Private Transaction Agreement and Other Adjustments aimed to fully and completely settle the disputes involving the two companies and the SABESP will continue using the reservoirs.

As of December 31, 2019, the Company recorded R$16,653 and R$87,231 in Other Liabilities, under current and noncurrent liabilities, respectively (in December 31, 2018, R$16,055 and R$90,518). In 2019, the Company paid the amount of R$17,246.

(c)       Agreements with reduced tariffs with State and Municipal Government Entities that joined the Rational Water Use Program (PURA)

The Company has signed agreements with government entities related to the State Government and municipalities where it operates that benefit from a reduction of 25% in the tariff of water supply and sewage services when they are not in default. These agreements provide for the implementation of the rational water use program, which takes into consideration the reduction in water consumption.

(d)       Guarantees

The State Government provides guarantees for some borrowings and financing of the Company and does not charge any fee with respect to such guarantees.

(e) Personnel assignment agreement among entities related to GESP

The Company has personnel assignment agreements with entities related to the State Government, whose expenses are fully passed on and monetarily reimbursed. In 2019, the expenses related to personnel assigned by SABESP to other state government entities amounted to R$4,881 (R$8,903 in 2018 and R$9,853 in 2017).

In 2019, the expenses related to personnel assigned by other entities to SABESP were R$ 139 (In 2018, the expenses related to personnel assigned by other entities to SABESP were R$ 116 and in 2017 there were no expenses related to personnel assigned by other entities to SABESP).

(f)       Non-operating assets

As of December 31, 2019, the Company had an amount of R$3,613 related to a land and lent structures (as of December 31, 2018 – R$ 969).

(g) SABESPREV

The Company sponsors a private defined benefit pension plan (G1 Plan), which is operated and administered by SABESPREV. The net actuarial liability recognized as of December 31, 2019 amounted to R$314,677 (R$363,902 as of December 31, 2018), according to Note 20 (b).

(h) Compensation of Management Key Personnel

- Compensation:

SABESP's compensation policy for the Management and officers is set out according to guidelines of the São Paulo State Government, issued by the CODEC (State Capital protection Board), and are based on performance, market competitiveness, or other indicators related to the Company's business, and is subject to approval by shareholders at an Annual Shareholders' Meeting.

The Executive Officers’ fees are also defined by government authorities. Management and Fiscal Council’s compensation is equivalent to 30% and 20%, respectively, of the Executive Officers’ fee, contingent on attendance of at least one monthly meeting.

The objective of the compensation policy is to set a private sector management paradigm to retain its staff and recruit competent, experienced and motivated professionals, considering the level of management efficiency currently required by the Company.

In addition to the monthly fee, the members of the Board of Directors, Fiscal Council and the Board of Executive Officers receive annual reward equivalent to a monthly fee, calculated on a prorated basis in December of each year. The purpose of this reward is to correspond to the thirteenth salary paid to the Company’s employees, as officers and directors' relationship with the Company is governed by its bylaws and not the labor code.

Benefits paid only to Statutory Officers - meal ticket, basket of food staples, medical care, annual paid rest typified as a paid leave of 30 calendar days, and payment of a premium equivalent to one third of the monthly fee and bonuses.

SABESP pays bonuses for the purposes of compensating Executive Officers, in accordance with the guidelines of the São Paulo State Government, as an incentive policy, as long as the Company records quarterly, semiannual, and yearly profits, and distributes mandatory dividends to shareholders, even if in the form of interest on capital. Annual bonuses cannot exceed six times the monthly compensation of the officers/directors or 10% of the interest on capital paid by the Company, prevailing the shortest amount.

Expenses related to the compensation to the members of its Board of Directors, Fiscal Council and Board of Executive Officers amounted to R$5,344, R$4,077 and R$3,813 for 2019, 2018 and 2017, respectively. An additional amount of R$1,348, related to the bonus program, was recorded in 2019 (R$538 in 2018 and R$556 in 2017).

(i)       Loan agreement through credit facility

The Company holds interest in certain Special Purpose Entities (SPEs), not holding the majority interest but with cast vote and power of veto in some issues, with no ability to use such power of veto in a way to affect returns over investments. Therefore, these SPEs are considered for accounting purposes as joint arrangements.

The Company entered into a loan agreement through credit facility with the SPE Aquapolo Ambiental S/A to finance the operation of this company, until the borrowings and financing requested with financial institutions is granted.

As of December 31, 2019, the balance of principal and interest related to this agreement was R$ 34,992, recorded in Noncurrent Assets under "Other Accounts Receivables" (December 31, 2018 - R$ 32,857) with interest at the CDI rate + 1.2% per year.

The loan agreement originally matured on April 30, 2015 but was extended to October 30, 2015 and on November 25, 2015 a new amendment changed the payment schedule for three annual installments, the first of which maturing on December 30, 2021 and the last on December 30, 2023.

(j) “Se Liga na Rede” (Connect to the Network Program)

The State Government enacted the State Law no. 14,687/1912, creating the pro-connection program, destined to financially subsidize the execution of household branches necessary to connect to the sewage collecting networks, in low income households which agreed to adhere to the program. The program expenditures, except for indirect costs, construction margin and borrowing costs are financed with 80% of funds deriving from the State Government and the remaining 20% invested by SABESP, which is also liable for the execution of works. As of December 31, 2019, the program total amount was R$117,272 (R$100,928 as of December 31, 2018), there was no balance receivable as of December 31, 2019 and 2018 from related parties. The amount of R$65,099 (R$49,919 as of December 31, 2018) was recorded in the group of intangible assets and R$52,174 was reimbursed by GESP (R$51,009 as of December 31, 2018) from the beginning of the program until December 31, 2019.